Real Estate Acquisitions and Dispositions Acquisition of intangible leases (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets [Line Items]
Below market lease, acquired	$ (2,097)	$ (457)	$ (2,736)	$ (5,736)
In-Place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible lease assets acquired	$ 4,736	$ 946	$ 9,239	$ 17,740
Weighted Average Useful Life	11 years	6 years	8 years	13 years
Above-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible lease assets acquired	$ 825	$ 74	$ 1,045	$ 1,314
Weighted Average Useful Life	8 years	3 years	9 years	6 years
Below-Market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life	16 years	16 years	15 years	18 years